SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION
dated April 15, 2010

Relating to the acquisition of assets of:

EVERGREEN LARGE COMPANY GROWTH FUND

aseries of

EVERGREEN EQUITY TRUST

and

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

aseries of

WELLS FARGO FUNDS TRUST

byand in exchange for shares of

WELLS FARGO ADVANTAGE PREMIER LARGE COMPANY GROWTH FUND

aseries of

WELLS FARGO FUNDS TRUST

(the “Merger SAI”)

                As of May 19, 2010, Bruce C. Olson, CFA, Thomas C. Ognar, CFA, and Joseph M. Eberhardy, CFA, CPA are expected to be the portfolio managers of the Wells Fargo Advantage Premier Large Company Growth Fund (the “Fund”) following the Fund’s acquisition of Evergreen Large Company Growth Fund’s and Wells Fargo Advantage Large Company Growth Fund’s assets in July 2010, replacing Aziz Hamzaogullari.

                Accordingly, the information listed for Mr. Hamzaogullari under “Wells Fargo Advantage Premier Large Company Growth Fund” in the section of the Merger SAI entitled “Management of Other Accounts” is removed and replaced with the following:

Bruce C. Olson, CFA[1]	Number of registered investment companies managed	2
	Assets of registered investment companies managed	$83
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	14
	Assets of separate accounts managed	$657 million
	Number of those subject to performance fee	1
	Assets of those subject to performance fee	$248 million

Thomas C. Ognar, CFA[1]	Number of registered investment companies managed	2
	Assets of registered investment companies managed	$83 million
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	39
	Assets of separate accounts managed	$660 million
	Number of those subject to performance fee	1
	Assets of those subject to performance fee	$248 million

Joseph M. Eberhardy, CFA, CPA[1]	Number of registered investment companies managed	2
	Assets of registered investment companies managed	$83 million
	Number of those subject to performance fee	0
	Number of other pooled investment vehicles managed	0
	Assets of other pooled investment vehicles managed	0
	Number of those subject to performance fee	0
	Assets of those subject to performance fee	0
	Number of separate accounts managed	20
	Assets of separate accounts managed	$657 million
	Number of those subject to performance fee	1
	Assets of those subject to performance fee	$248 million

1 The information presented is as of July 31, 2009.

May 25, 2010